Operating Leases - Schedule of Future Minimum Lease Payments Under Lease (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	€ 2,499
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	602
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	€ 1,897